RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	 RELATED PARTY TRANSACTIONS <br clear="none"/> The Company’s related parties include its subsidiaries, joint operations, joint ventures and key management personnel. During its normal course of operations, the Company enters into transactions with its related parties for goods and services. Transactions between the Company and its subsidiaries and joint operations, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. <br clear="none"/> Remuneration of Key Management Personnel Key management personnel include the members of the Board of Directors and the executive leadership team. Compensation for key management personnel (including Directors) was as follows: <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="7" rowspan="1"></td></tr><tr><td style="width:66%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:14%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:16%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> For the years ended December 31 </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2019 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2018 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Salaries and short-term employee benefits<sup style="vertical-align:top;line-height:120%;font-size:5pt">1</sup> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $22 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $19 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Post-employment benefits<sup style="vertical-align:top;line-height:120%;font-size:5pt">2</sup> </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 3 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Termination Benefits </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> — </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Share-based payments and other<sup style="vertical-align:top;line-height:120%;font-size:5pt">3</sup> </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 28 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 11 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $51 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> $34 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr></table> <sup style="vertical-align:top;line-height:120%;font-size:5pt">1 </sup>Includes annual salary and annual short-term incentives/other bonuses earned in the year. <sup style="vertical-align:top;line-height:120%;font-size:5pt">2</sup> Represents Company contributions to retirement savings plans. <sup style="vertical-align:top;line-height:120%;font-size:5pt">3</sup> Relates to DSU, RSU, PRSU and LTIP grants and other compensation.